CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 9,829,624	$ 19,186,036
Restricted cash	126,595	0
Marketable securities	0	14,129,723
Accounts receivable	9,939	10,385
Inventory	186,920	431,891
Prepaid expenses and other current assets	162,088	777,102
Total current assets	10,315,166	34,535,137
Property and equipment, net	74,460	331,040
Restricted cash	0	126,595
Total assets	10,389,626	34,992,772
Current liabilities:
Accounts payable	342,530	2,004,440
Accrued expenses and other current liabilities	764,340	3,712,221
Deferred revenue	0	72,188
Deferred rent, current portion	0	58,821
Total current liabilities	1,106,870	5,847,670
Deferred rent, net of current portion	0	39,214
Total liabilities	1,106,870	5,886,884
Stockholders' equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized at December 31, 2018 and December 31, 2017; none issued or outstanding at December 31, 2018 and December 31, 2017	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized at December 31, 2018 and December 31, 2017, 18,069,476 and 17,972,166 shares issued at December 31, 2018 and December 31, 2017, respectively, and 18,067,392 and 17,797,178 shares outstanding at December 31, 2018 and December 31, 2017, respectively	1,807	1,780
Additional paid-in capital	142,242,224	140,184,630
Accumulated other comprehensive loss	0	(1,247)
Accumulated deficit	(132,961,275)	(111,079,275)
Total stockholders' equity	9,282,756	29,105,888
Total liabilities and stockholders' equity	$ 10,389,626	$ 34,992,772